Subsequent Events - Additional Information (Detail) € in Thousands, $ in Thousands			1 Months Ended
	Mar. 28, 2022 EUR (€)	Mar. 28, 2022 USD ($)	Jan. 31, 2022 EUR (€)	Aug. 31, 2021	Jan. 31, 2021	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Long-term loan						€ 17,439	€ 16,426
Events After Reporting Period
Disclosure of non-adjusting events after reporting period [line items]
Long-term loan			€ 4,000
Long-term debt interest rate basis			six-month Euribor (360)
Long-term debt interest rate spread			2.20%
Long-term debt maturity			January 2028
Natuzzi Singapore PTE. LTD. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary					93.00%
Natuzzi Singapore PTE. LTD. [Member] | Truong Thanh Furniture Corporation | Subscription and Shareholders Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary				20.00%
Natuzzi Singapore PTE. LTD. [Member] | Events After Reporting Period | Truong Thanh Furniture Corporation | Subscription and Shareholders Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary	20.00%	20.00%
Payment of cash and cash equivalent | $		$ 5,357
Payment for equivalent	€ 4,885